CREDIT SUISSE ASSET MANAGEMENT, LLC Eleven Madison Avenue 212 325 2000 New York, NY 10010-3629

May 3, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention Filings — Rule 497(e)

Re:	Credit Suisse Floating Rate High Income Fund Credit Suisse Strategic Income Fund
Credit Suisse Opportunity Funds
(Securities Act File No. 33-92982;
Investment Company Act File No. 811-9054)

Ladies and Gentlemen:

On behalf of Credit Suisse Opportunity Funds (the “Registrant”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing with the Securities and Exchange Commission are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information for the Credit Suisse Floating Rate High Income Fund and Credit Suisse Strategic Income Fund (together the “Funds”), each a series of the Registrant, in a supplement, dated April 30, 2019, to the Summary Prospectuses and Statutory Prospectus, each dated February 28, 2019, of the Funds.  The purpose of the filing is to submit the 497 filing dated April 30, 2019 in XBRL for the Funds.

Any questions or comments should be directed to the undersigned at 212-325-7349.

Very truly yours,

/s/ Karen Regan
Karen Regan
Secretary

Enclosures